Trade and other receivables - Aging analysis (Details) - CAD ($)	Aug. 31, 2020	Aug. 31, 2019
Financing Receivable, Past Due [Line Items]
Trade receivables	$ 0	$ 73,597
0-30
Financing Receivable, Past Due [Line Items]
Trade receivables		67,887
91 and over
Financing Receivable, Past Due [Line Items]
Trade receivables		$ 5,710